Shareholder Fees - FidelityNewYorkMunicipalIncomeFund-RetailPRO	Mar. 30, 2024 USD ($)
FidelityNewYorkMunicipalIncomeFund-RetailPRO | Fidelity New York Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none